UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-08747

DIVIDEND AND INCOME FUND
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

John F. Ramírez, Esq.
Dividend and Income Fund
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-785-0900

Date of Fiscal Year End:   December 31

Date of Reporting Period: March 31, 2017

Item 1. Schedule of Investments

		DIVIDEND AND INCOME FUND
		SCHEDULE OF PORTFOLIO INVESTMENTS
		March 31, 2017
		(Unaudited)

	Shares		Value
		Common Stocks (95.22%)
		Agricultural Chemicals (1.08%)
	15,000	Monsanto Company	$ 1,698,000

		Aircraft Engines & Engine Parts (0.28%)
	3,980	United Technologies Corporation	446,596

		Air Transportation, Scheduled (3.97%)
	27,000	Alaska Air Group, Inc. (a)	2,489,940
	13,700	Allegiant Travel Company (a)	2,195,425
	29,000	Southwest Airlines Co.	1,559,040
			6,244,405

		Apparel & Other Finished Products of Fabrics & Similar Material (1.39%)
	24,300	Carter's, Inc. (a)	2,182,140

		Biological Products (2.62%)
	13,500	Amgen Inc. (a)	2,214,945
	28,000	Gilead Sciences, Inc. (a)	1,901,760
			4,116,705

		Blankbooks, Looseleaf Binders & Bookbinding & Related Work (1.24%)
	27,000	Deluxe Corporation (a)	1,948,590

		Cable & Other Pay Television Services (2.73%)
	33,000	Scripps Networks Interactive, Inc. (b)	2,586,210
	15,000	The Walt Disney Company (a)	1,700,850
			4,287,060

		Cigarettes (2.01%)
	28,000	Philip Morris International, Inc.	3,161,200

		Commercial Banks (1.48%)
	30,000	Australia and New Zealand Banking Group Limited	728,219
	60,000	Westpac Banking Corporation	1,603,200
			2,331,419

		Computer & Office Equipment (1.00%)
	9,000	International Business Machines Corporation	1,567,260

		Deep Sea Foreign Transportation of Freight (0.55%)
	130,000	Costamare Inc.	865,800

		Drilling Oil & Gas Wells (0.79%)
	100,000	Transocean Ltd. (c)	1,245,000

		Electric Services (1.50%)
	47,500	Southern Company	2,364,550

		Electronic Components, Not Elsewhere Classified (1.52%)
	32,000	TE Connectivity Ltd.	2,385,600

		Electronic Computers (1.88%)
	20,500	Apple Inc. (a)	2,945,030

		Electronic Connectors (0.73%)
	25,000	Methode Electronics, Inc.	1,140,000

		Engines & Turbines (0.33%)
	3,400	Cummins Inc. (a)	514,080

		Finance Services (1.21%)
	24,000	American Express Company (a)	1,898,640

		Grocery Stores (0.56%)
	30,000	The Kroger Co.	884,700

		Hotels & Motels (1.61%)
	30,000	Wyndham Worldwide Corporation	2,528,700

		Industrial Organic Chemicals (1.60%)
	27,500	LyondellBasell Industries N.V. Class A	2,507,725

		Industrial Trucks, Tractors, Trailers, and Stackers (0.85%)
	20,000	PACCAR Inc.	1,344,000

		Investment Advice (5.74%)
	9,600	Ameriprise Financial Inc. (a)	1,244,928
	65,000	Cohen & Steers, Inc. (a) (b)	2,598,050
	81,000	Federated Investors, Inc. (a) (b)	2,133,540
	37,000	Invesco Ltd.	1,133,310
	41,500	Lazard Ltd.	1,908,585
			9,018,413

		Jewelry Stores (0.90%)
	20,400	Signet Jewelers Limited (b)	1,413,108

		Lessors of Real Property, Not Elsewhere Classified (0.54%)
	30,724	HFF, Inc. (a)	850,133

		Lumber and Other Building Materials Dealers (1.59%)
	17,000	The Home Depot, Inc. (a)	2,496,110

		Miscellaneous Industrial & Commercial Machinery & Equipment (0.85%)
	18,000	Eaton Corporation plc	1,334,700

		Motor Vehicle Parts & Accessories (3.75%)
	22,000	BorgWarner Inc. (a) (b)	919,380
	13,500	Honeywell International Inc.	1,685,745
	7,000	Lear Corporation	991,060
	53,000	Magna International Inc.	2,287,480
			5,883,665

		Motor Vehicles & Passenger Car Bodies (2.79%)
	160,000	Ford Motor Company (a)	1,862,400
	41,500	General Motors Company (a)	1,467,440
	35,000	Volkswagen AG	1,049,650
			4,379,490

		National Commercial Banks (1.73%)
	20,200	Capital One Financial Corporation (a)	1,750,532
	8,000	The PNC Financial Services Group, Inc.	961,920
			2,712,452

		Ordnance & Accessories (1.46%)
	43,000	Sturm, Ruger & Company, Inc. (b)	2,302,650

		Other Educational Services (0.80%)
	17,500	Grand Canyon Education, Inc. (a) (c)	1,253,175

		Personal Credit Institutions (2.42%)
	11,500	Credit Acceptance Corporation (a) (b) (c)	2,293,215
	22,000	Discover Financial Services (a)	1,504,580
			3,797,795

		Petroleum Refining (0.89%)
	40,000	Western Refining, Inc.	1,402,800

		Plastic Materials, Synthetic Resins & Nonvulcan Elastomers (2.43%)
	40,000	The Dow Chemical Company (a)	2,541,600
	23,500	Hexcel Corporation (a)	1,281,925
			3,823,525

		Radio & TV Broadcasting & Communications Equipment (1.91%)
	20,000	QUALCOMM, Incorporated	1,146,800
	37,000	Ubiquiti Networks, Inc. (c)	1,859,620
			3,006,420

		Real Estate Agents & Managers (For Others) (1.65%)
	124,000	ILG, Inc.	2,599,040

		Retail - Auto Dealers & Gasoline Stations (0.78%)
	19,800	Copart, Inc. (a) (c)	1,226,214

		Retail - Building Materials, Hardware, Garden Supply (1.68%)
	8,500	The Sherwin-Williams Company	2,636,615

		Retail - Department Stores (0.46%)
	13,800	Dillard's, Inc. (a) (b)	720,912

		Retail - Family Clothing Stores (0.77%)
	12,650	The Buckle, Inc. (a) (b)	235,290
	40,000	The GAP, Inc. (a) (b)	971,600
			1,206,890

		Retail - Home Furniture, Furishings & Equipment Stores (1.40%)
	41,000	Williams-Sonoma, Inc. (b)	2,198,420

		Rubber & Plastics Footwear (1.06%)
	30,000	NIKE, Inc.	1,671,900

		Security & Commodity Brokers, Dealers, Exchanges & Services (1.34%)
	30,900	T. Rowe Price Group, Inc.	2,105,835

		Security Brokers, Dealers, and Flotation Companies (1.34%)
	71,000	GAMCO Investors, Inc. (a)	2,100,890

		Semiconductors & Related Devices (4.96%)
	65,000	Intel Corporation	2,344,550
	27,000	Skyworks Solutions, Inc. (b)	2,645,460
	40,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,313,600
	18,500	Texas Instruments Incorporated	1,490,360
			7,793,970

		Services - Advertising Agencies (0.50%)
	9,200	Omnicom Group Inc.	793,132

		Services - Business Services (1.53%)
	20,000	Accenture plc	2,397,600

		Services - Computer Processing & Data Preparation (1.72%)
	22,000	DST Systems, Inc. (a)	2,695,000

		Services - Computer Programming Services (0.15%)
	13,754	Syntel, Inc. (b)	231,480

		Services - Help Supply Services (1.14%)
	36,700	Robert Half International Inc.	1,792,061

		Services - Medical Laboratories (1.28%)
	14,000	Laboratory Corporation of America Holdings (c)	2,008,580

		Services - Miscellaneous Repair Services (0.0%)
	756	Aquilex Holdings LLC Units (c) (d)	0

		Services - Personal Services (0.65%)
	43,900	H&R Block, Inc. (a) (b)	1,020,675

		Services - Prepackaged Software (1.28%)
	45,000	Oracle Corporation	2,007,450

		Ship & Boat Building & Repairing (0.60%)
	4,700	Huntington Ingalls Industries, Inc.	941,128

		Special Industry Machinery (1.14%)
	14,000	Lam Research Corporation	1,797,040

		Sporting Goods Stores (0.83%)
	26,764	Dick's Sporting Goods, Inc. (a)	1,302,336

		Surety Insurance (1.18%)
	50,000	Assured Guaranty Ltd.	1,855,500

		Telephone Communications (1.40%)
	45,000	Verizon Communications Inc.	2,193,750

		Title Insurance (1.62%)
	65,000	First American Financial Corporation (a)	2,553,200

		Transportation Equipment (1.11%)
	20,900	Polaris Industries Inc. (b)	1,751,420

		Variety Stores (2.55%)
	20,600	Dollar General Corporation (a)	1,436,438
	35,650	Wal-Mart Stores, Inc.	2,569,652
			4,006,090

		Wholesale - Drugs, Proprietaries & Druggists' Sundries (2.37%)
	13,500	AmerisourceBergen Corporation (b)	1,194,750
	31,000	Cardinal Health, Inc. (a)	2,528,050
			3,722,800

		Total common stocks (Cost $136,656,123)	149,611,564

	Principal Amount
		Corporate Bonds and Notes (0.73%)
		Cogeneration Services & Small Power Producers (0.29%)
	450,000	Covanta Holding Corp., 7.25%, 12/1/20	460,876

		Electric Services (0.34%)
	471,718	Elwood Energy LLC, 8.159%, 7/5/26	530,683

		Oil & Gas Field Exploration Services (0.10%)
	169,000	CGG-Veritas, 7.75%, 5/15/17	161,395

		Total corporate bonds and notes (Cost $1,114,837)	1,152,954

	Shares
		Reorganization Interests (0%)
	813,527	Penson Technologies LLC Units (c) (d) (Cost $ 0)	0

		Master Limited Partnerships (2.47%)
		Natural Gas Transmission (1.38%)
	40,000	Enterprise Products Partners LP Units (a)	1,104,400
	24,400	Spectra Energy Partners, LP	1,065,304
			2,169,704

		Potash, Soda and Borate Minerals (1.09%)
	60,268	Ciner Resources LP	1,719,446

		Total master limited partnerships (Cost $3,164,644)	3,889,150

		Preferred Stocks (3.08%)
		Financial (1.77%)
	79,469	Annaly Capital Management, Inc., 7.625% Series C	2,008,976
	30,809	Annaly Capital Management, Inc., 7.625% Series E	775,463
			2,784,439

		Deep Sea Foreign Transportation of Freight (0.38%)
	25,000	Costamare Inc. 8 3/4%, Series D	599,250

		Real Estate Investment Trusts (0.93%)
	25000	Armour Residential REIT, Inc., 7.875% Series B	590,000
	7,500	Public Storage Depositary Shares, 4.95% Series D	170,700
	26,168	Public Storage Depositary Shares, 4.90% Series E	588,518
	4,357	Vornado Realty Trust 5.40%, Series L	106,311
			1,455,529

		Total preferred stocks (Cost $4,384,091)	4,839,218

		Money Market Fund (2.39%)
	3,763,665	State Street Institutional U.S. Government Money Market Fund, Administration Class shares, 7 day annualized yield 0.37% (Cost $3,763,665)	3,763,665

		Total investments (Cost $149,083,360) (103.89%)	163,256,551

		Liabilities in excess of other assets (-3.89%)	(6,108,363)

		Net assets (100.00%)	$ 157,148,188

(a)
All or a portion of this security has been pledged as collateral to secure the Fund's obligations under a liquidity agreement entered into with State Street Bank and Trust Company (the "Liquidity Agreement"). As of March 31, 2017, the value of securities pledged as collateral was $1,581,869.

(b)	All or a portion of this security is on loan, and is a component of the Fund's leverage under the Liquidity Agreement. As of March 31, 2017, the value of the securities on loan was $5,283,705.
(c)	Non-income producing.
(d)	Illiquid and/or restricted security that has been fair valued.

ADR American Depositary Receipt
LLC Limited Liability Company
LP Limited Partnership
PLC Public Limited Company

Notes to Schedule of Portfolio Investments (Unaudited)

Valuation of Investments
Portfolio securities generally are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is in the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. In the event of an unexpected close of the primary market or exchange, a security may continue to trade on one or more other markets, and the price as reflected on those other trading venues may be more reflective of the security's value than an earlier price from the primary market or exchange. Accordingly, the Fund may seek to use these additional sources of pricing data or information when prices from the primary market or exchange are unavailable, or are earlier and less representative of current market value. Certain debt securities may be priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities or according to prices quoted by a securities dealer that offers pricing services. Open end investment companies generally are valued at their net asset value. Securities for which market quotations are not readily available or reliable and other assets may be valued as determined in good faith by Bexil Advisers LLC, the investment manager (the "the Investment Manager"), under the direction of or pursuant to procedures approved by the Fund's Board of Trustees. Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available or reliable market quotation for the securities existed. These differences in valuation could be material. A security's valuation may differ depending on the method used for determining value. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices. A fair value price is an estimate and there is no assurance that such price will be at or close to the price at which a security is next quoted or next trades.

Value Measurements
Inputs to valuation methods are prioritized by a three level hierarchy as follows:

• Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.

• Level 2 -  observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

• Level 3 - unobservable inputs for the asset or liability including the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis:

Equity securities (common and preferred stock) – Most publicly traded equity securities are valued normally at the most recent official closing price, last sale price, evaluated quote, or closing bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Preferred stocks and other equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

Corporate bonds and notes – The fair value of corporate bonds and notes may be normally estimated using various techniques which may consider, among other things, recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Although most corporate bonds and notes may be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they may be categorized in level 3.

Restricted and/or illiquid securities – Restricted and/or illiquid securities for which quotations are not readily available or reliable may be valued with fair value pricing as determined in good faith by the Investment Manager under the direction of or pursuant to procedures approved by the Fund's Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both or similar inputs. Depending on the relative significance of valuation inputs, these instruments may be categorized in either level 2 or level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of  March 31, 2017 in valuing the Fund's assets. Refer to the schedules of portfolio investments for detailed information on specific investments:

ASSETS	Level 1	Level 2	Level 3	Total
Investments, at value
Common stocks	$ 149,611,564	$ -	$ 0	$ 149,611,564
Corporate bonds and notes	-	1,152,954	-	1,152,954
Reorganization interests	-	-	0	0
Master limited partnerships	3,889,150	-	-	3,889,150
Preferred stocks	4,839,218	-	-	4,839,218
Money market fund	3,763,665	-	-	3,763,665
Total investments, at value	$ 162,103,597	$ 1,152,954	$ 0	$ 163,256,551

There were no securities transferred from level 1 on December 31, 2016 to level 2 on March 31, 2017.

The following is a reconciliation of level 3 assets including securities valued at zero:

	Common Stocks	Reorganization Interests	Total
Balance at December 31, 2016	$ 0	$ 0	$ 0
Proceeds from sales	-	-	-
Realized gain (loss)	-	-	-
Transfers into (out of) level 3	-	-	-
Change in unrealized appreciation	-	-	-
Balance at March 31,2017	$ 0	$ 0	$ 0
Net change in unrealized depreciation attributable to assets still held as level 3 at March 31, 2017	$ -	$ -	$ -

The Investment Manager, under the direction of the Fund's Board of Trustees, considers various valuation approaches for valuing assets categorized within level 3 of the fair value hierarchy. The factors used in determining the value of such assets may include, but are not limited to: the discount applied due to the private nature of the asset; the type of the security; the size of the asset; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer or analysts; an analysis of the company's or issuer's financial statements; or an evaluation of the forces that influence the issuer and the market in which the asset is purchased and sold. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. The pricing of all fair value assets is normally reported to the Fund's Board of Trustees.

The following table presents additional information about valuation methodologies and inputs used for assets that are measured at fair value and categorized as level 3 as of March 31, 2017:

	Fair Value	Valuation Technique	Unobservable Input	Range
Common stocks
Services – Miscellaneous Repair Services	$ 0	Share of taxable income and comparable exchange offer	Discount rate for lack of marketability	100%
Reorganization interests	$ 0	Cost; last known market value for predecessor securities; estimated recovery on liquidation	Discount rate for lack of marketability	100%

Cost for Federal Income Tax Purposes
As of March 31, 2017, for federal income tax purposes, subject to change, the aggregate cost of securities was $149,083,360 and net unrealized appreciation was $14,173,191, comprised of gross unrealized appreciation of $20,462,345 and gross unrealized depreciation of $6,289,154. The aggregate cost of investments for tax purposes will depend upon the Fund's investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations.

Illiquid and Restricted Securities
The Fund owns securities which have a limited trading market and/or certain restrictions on trading and, therefore, may be illiquid and/or restricted. Such securities have been valued using fair value pricing. Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. Illiquid and/or restricted securities owned as of March 31, 2017 were as follows:

	Acquisition Date	Cost	Value
Aquilex Holdings LLC	3/08/12	$ 496,372	$ 0
Penson Technologies LLC	4/09/14	0	0
Total		$ 496,372	$ 0
Percent of net assets		0. 32%	0%

Market and Credit Risks
The Fund may invest in below investment grade fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. ("S&P") and/or Ba1 or lower by Moody's Investors Service, Inc. ("Moody's"). Investments in these below investment grade securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities. The relative illiquidity of some of these securities may adversely affect the ability of the Fund to dispose of such securities in a timely manner and at a fair price at times when it might be necessary or advantageous for the Fund to liquidate portfolio securities.

Foreign Securities
Investments in the securities of foreign issuers involve special risks which include changes in foreign exchange rates and the possibility of future adverse political and economic developments which could adversely affect the value of such securities. Moreover, securities of foreign issuers and traded in foreign markets may be less liquid and their prices more volatile than those of U.S. issuers and markets.

In June 2016, the United Kingdom (UK) voted to leave the European Union (EU) following a referendum referred to as "Brexit." It is expected that the UK will exit the EU within two years, however, the exact timeframe for the UK's exit is unknown. There is still considerable uncertainty relating to the potential consequences of the withdrawal, including how the financial markets will react. In light of the uncertainties surrounding the impact of the Brexit on the broader global economy, the negative impact could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues, which could have an adverse effect on the value of the Fund's investments.

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend and Income Fund

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 26, 2017

By: /s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: May 26, 2017

EXHIBIT INDEX

(a)   Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)